Bank loans (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 462,029	$ 402,254	$ 460,030
Interest expense	35,361	24,250	$ 10,208
China Construction Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	257,997	$ 261,251		¥ 1,636,000
Interest rate		4.55%
Term		36 months
China Construction Bank 1 [Member] | Ms Ting T Ing Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 204,032			1,293,798
Interest rate	4.80%
China Construction Bank 1 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	4.40%
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans		$ 402,254
Interest rate	3.8525%	3.8525%
Term		12 months
China Construction Bank 2 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 366,653			¥ 2,325,000